Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 22, 2014	Mar. 23, 2013		Dec. 28, 2013		Dec. 29, 2012		Dec. 31, 2011
Income Statement [Abstract]
Sales and other revenue	$ 8,037.7	$ 8,001.2		$ 35,064.9		$ 35,161.5		$ 34,655.7
Cost of goods sold	(5,928.4)	(5,875.9)		(25,833.4)		(25,932.4)		(25,378.0)
Gross profit	2,109.3	2,125.3		9,231.5		9,229.1		9,277.7
Operating and administrative expense	(2,048.8)	(2,011.1)		(8,680.0)		(8,593.7)		(8,628.8)
Operating profit	60.5	114.2		551.5		635.4		648.9
Interest expense	(51.2)	(64.2)		(273.0)		(300.6)		(268.1)
Loss on foreign currency translation	(153.1)	0		(57.4)		0		0
Other income, net	13.7	6.2		30.5		27.4		17.2
Income before income taxes	(130.1)	56.2		251.6		362.2		398.0
Income taxes	46.4	3.4		(34.5)		(113.0)		(68.5)
Income from continuing operations, net of tax	(83.7)	59.6		217.1		249.2		329.5
Income from discontinued operations, net of tax	(14.9)	59.2	[1]	3,305.1	[1]	348.9	[1]	188.7
Net income before allocations to noncontrolling interests	(98.6)	118.8		3,522.2		598.1		518.2
Less noncontrolling interests - discontinued operations	1.0	0.1		(14.7)		(1.6)		(1.5)
Net income attributable to Safeway Inc.	$ (97.6)	$ 118.9		$ 3,507.5		$ 596.5		$ 516.7
Basic earnings per share:
Continuing operations (usd per share)	$ (0.37)	$ 0.25		$ 0.90		$ 1.01		$ 0.95
Discontinued operations (usd per share)	$ (0.06)	$ 0.25	[1]	$ 13.63	[1]	$ 1.40	[1]	$ 0.54
Total, Basic (usd per share)	$ (0.43)	$ 0.50		$ 14.53		$ 2.41		$ 1.49
Diluted earnings per share:
Continuing operations (usd per share)	$ (0.37)	$ 0.25		$ 0.89		$ 1.00		$ 0.95
Discontinued operations (usd per share)	$ (0.06)	$ 0.24	[1]	$ 13.49	[1]	$ 1.40	[1]	$ 0.54
Total, Diluted (usd per share)	$ (0.43)	$ 0.49		$ 14.38		$ 2.40		$ 1.49
Weighted average shares outstanding – basic (in shares)	228.1	237.4		239.1		245.6		343.4
Weighted average shares outstanding – diluted (in shares)	228.1	238.6		241.5		245.9		343.8

[1]	See Note B, Discontinued Operations.